Other Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities [Abstract]
Other Liabilities

NOTE 12 — OTHER LIABILITIES

The following table presents  components of other liabilities:

	December 31,	December 31,
(dollars in millions)	2015	2014
Equipment maintenance reserves	$1,012.4	$960.4
Accrued expenses and accounts payable	628.1	478.3
Current and deferred federal and state taxes	363.1	319.1
Security and other deposits	263.0	368.0
Accrued interest payable	209.6	243.7
Valuation adjustment relating to aerospace commitments	73.1	121.2
Other (1)	609.4	398.1
Total other liabilities	$3,158.7	$2,888.8

(1)  Other consists of fair value of derivative instruments, liabilities for taxes other than income, contingent liabilities and other miscellaneous liabilities.